Goodwill (Tables)	12 Months Ended
Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill
The changes in the carrying amount of goodwill were as follows:

Total
RMB
Balance as of March 31, 2020
Goodwill	40,184
Accumulated impairment loss	—

40,184

Balance as of March 31, 2021
Goodwill	40,184
Accumulated impairment loss	—

40,184

Transaction during the year
Additions (Note 3)	500

Balance as of March 31, 2022
Goodwill	40,684
Accumulated impairment loss	—

40,684